Foreign currency risk - Schedule of Sensitivity of Foreign Exchange Rates (Details) - Currency risk - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible Change in risk variable, percent	10.00%
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD/CHF and EUR CHF +10%	SFr (65,564)	SFr (6,752)	SFr (2,162)
Change in USD/CHF and EUR CHF -10%	80,133	8,253	2,630
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD/CHF and EUR CHF +10%	(1,687)	221	(181)
Change in USD/CHF and EUR CHF -10%	SFr 2,062	SFr (270)	SFr 221